Commission and Fee Income	12 Months Ended
Dec. 31, 2018
Commissions and Fee Income [Abstract]
Disclosure of fee and commission income (expense) [text block]

Commissions and Fee Income

in € m.	2018	2017	2016
Commission and fee income and expense:
Commission and fee income	12,921	14,102	14,999
Commission and fee expense	2,882	3,100	3,255
Net commissions and fee income	10,039	11,002	11,744

In the first quarter of 2018, the Group adopted IFRS 15 “Revenue from Contracts with Customers” which requires disaggregation of revenues prior to the deduction of associated expenses.

Disaggregation of revenues by product type and business segment – based on IFRS 15

	Dec 31,2018
in € m. (unless stated otherwise)	Corporate & Investment Bank	Private & Commercial Bank	Asset Management	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	292	257	22	(3)	568
Commissions for assets under management	45	261	3,131	(0)	3,436
Commissions for other securities	302	30	2	0	335
Underwriting and advisory fees	1,708	17	(1)	(28)	1,696
Brokerage fees	1,223	933	82	0	2,238
Commissions for local payments	414	1,047	(0)	(1)	1,460
Commissions for foreign commercial business	485	137	0	(1)	621
Commissions for foreign currency/exchange business	7	8	0	(0)	15
Commissions for loan processing and guarantees	690	291	0	1	981
Intermediary fees	3	478	0	12	493
Fees for sundry other customer services	730	229	117	0	1,076
Total fee and commissions income	5,898	3,688	3,352	(18)	12,921
Gross expense					(2,882)
Net fees and commissions					10,039

The Group has applied IFRS 15 to reporting periods beginning on or after January 1, 2018 (as allowed under the cumulative effect method under IFRS 15). Prior to adoption of IFRS 15 the Group disclosed total commissions and fee income and expenses on a gross basis annually. The disaggregation of commissions and fees were reported annually on a net basis. For the years ended 31 December 2017 and 2016, annual commissions and fees were € 4.3 billion and € 4.3 billion respectively for fiduciary activities, € 3.0 billion and € 3.3 billion respectively for brokers’ fees, mark-ups on securities underwriting and other securities activities, and € 3.7 billion and € 4.2 billion respectively for fees for other customer services.

As of December 31, 2018, the Group’s balance of receivables from commission and fee income was € 839 million. As of December 31, 2018, the Group’s balance of contract liabilities associated to commission and fee income was € 74 million. Contract liabilities arise from the Group’s obligation to provide future services to a customer for which it has received consideration from the customer prior to completion of the services. The balances of receivables and contract liabilities do not vary significantly from period to period reflecting the fact that they predominately relate to recurring service contracts with service periods of less than one year such as monthly current account services and quarterly asset management services. Customer payment in exchange for services provided are generally subject to performance by the Group over the specific service period such that the Group’s right to payment arises at the end of the service period when its performance obligations are fully completed. Therefore no material balance of contract asset is reported.